Note 37 - Share Buyback Program (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Nov. 01, 2023	Dec. 31, 2022	Jun. 02, 2020
Disclosure Of Share Buyback Program [Line Items]
Number Of Treasury Shares Purchased		12,648,091
Purchase of treasury shares	[1]	$ 213,739
Amount Payable Under Share Buyback		$ 86,240
Percentage of limit shares buyback authorized					10.00%
Stock Repurchased Program Payment Authorised			$ 1,200,000
Percentage of stock repurchased program shares authorised			6.40%
Stock repurchased program shares authorised			75,400,000

[1]	As of December 31, 2023, the Company held 12,648,091 shares as treasury shares. For more information see note 37.